Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	BOSTON TRUST & WALDEN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000882748
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
BOSTON TRUST ASSET MANAGEMENT FUND (Prospectus Summary) | BOSTON TRUST ASSET MANAGEMENT FUND | BOSTON TRUST ASSET MANAGEMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTBFX
BOSTON TRUST EQUITY FUND (Prospectus Summary) | BOSTON TRUST EQUITY FUND | BOSTON TRUST EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTEFX
Boston Trust Midcap Fund (Prospectus Summary) | Boston Trust Midcap Fund | Boston Trust Midcap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTMFX
Boston Trust SMID Cap Fund (Prospectus Summary) | Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTSMX
BOSTON TRUST SMALL CAP FUND (Prospectus Summary) | BOSTON TRUST SMALL CAP FUND | BOSTON TRUST SMALL CAP FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOSOX
WALDEN ASSET MANAGEMENT FUND (Prospectus Summary) | WALDEN ASSET MANAGEMENT FUND | WALDEN ASSET MANAGEMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSBFX
WALDEN EQUITY FUND (Prospectus Summary) | WALDEN EQUITY FUND | WALDEN EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSEFX
Walden Midcap Fund (Prospectus Summary) | Walden Midcap Fund | Walden Midcap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAMFX
Walden SMID Cap Innovations Fund (Prospectus Summary) | Walden SMID Cap Innovations Fund | Walden SMID Cap Innovations Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WASMX
Walden Small Cap Innovations Fund (Prospectus Summary) | Walden Small Cap Innovations Fund | Walden Small Cap Innovations Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WASOX